INVESTMENT IN PREMIUM NICKEL RESOURCES INC.	3 Months Ended
Mar. 31, 2022
INVESTMENT IN PREMIUM NICKEL RESOURCES INC.

8. INVESTMENT IN PREMIUM NICKEL RESOURCES INC.

On September 30, 2019, the Company entered into a Memorandum of Understanding (“MOU”) with Premium Nickel. Pursuant to the MOU, the Company and Premium Nickel set forth their interests in negotiating and acquiring several of the assets of BCL Limited, a private company with operations in Botswana that is currently in liquidation.

Concurrent with the MOU, the Company initially subscribed for 2,400,000 common shares of Premium Nickel at $0.01, for a total investment of $24,000. The Company’s initial investment included a provision that gives the Company the right to nominate two directors to the board of directors of Premium Nickel. The Company’s initial investment also included Premium Nickel issuing the Company a non-transferable share purchase warrant (the “Warrant”), which entitles the Company to purchase common shares of Premium Nickel, for up to 15% of the capital of Premium Nickel upon payment of US $10 million prior to the fifth anniversary of the date of issue. At December 31, 2019, the Company’s investment was recorded as an advance, as the Company had not yet been issued the common share certificate nor the Warrant. The initial common share certificate and Warrant were issued during the year ended December 31, 2020. To December 31, 2020, the Company subscribed for an additional 4,657,711 common shares of Premium Nickel, for a further investment of $154,164. The common shares underlying the investment are restricted (“Restricted”) from being traded before such date that is 4 months after the later of (a) the date of issuance and (b) the date at which Premium Nickel becomes a reporting issuer in any province or territory. As of December 31, 2020 the underlying common shares were Restricted. During year ended December 31, 2021, the Company invested an additional $441,446 and as of December 31, 2021, the Company held a 10% equity interest in Premium Nickel (December 31, 2020 – 11.01%)

As of March 31, 2022, the Company was providing the corporate management and technical expertise to Premium Nickel on a contractual basis, had two directors representing the Company on the Board, who were actively participating in the day-to-day activities of Premium Nickel and actively contributing to Premium Nickel’s financial and operational strategies. Accordingly, the Company determined that it has significant influence in Premium Nickel and has used equity accounting for the investment.

Premium Nickel’s financial information at March 31, 2022 was net assets of $16,423,840 which was comprised primarily of BCL assets and cash, and a total comprehensive loss of $1,343,634 was recorded for the three months period ended March 31, 2022.

Details of the Company’s investment at March 31, 2022 is as follows:

Investment
Balance, December 31, 2021	321
Investment	-
Share of loss of Premium Nickel	(135)

Total	186

On January 1, 2020, the Company entered into a Management and Technical Services Agreement (“the Services Agreement”) with Premium Nickel whereby the Company will provide certain technical, corporate, administrative and clerical, office and other services to Premium Nickel during the development stage of the contemplated arrangement. The Company will charge Premium Nickel for expenses incurred and has the right to charge a 2% administrative fee on third party expenses. The Company will invoice Premium Nickel on a monthly basis and payment shall be made by Premium Nickel no later than 15 days after receipt of such invoice. The term of the Service Agreement is for an initial period of 3 years and can be renewed for an additional 1 year period. The Service Agreement can be terminated within 30 days notice, for non-performance, by the Company giving 6 months notice or Premium Nickel within 90 days provided the Company no longer owns at least 10% of the outstanding common shares of Premium Nickel. If Premium Nickel defaults on making payments, the outstanding balance shall be treated as a loan to Premium Nickel, to be evidenced by a promissory note. The promissory note will be payable upon demand and bear interest at a rate equal to the then current lending rate plus 1%, calculated from the date of default. Subsequent payment by Premium Nickel will be first applied to accrued interest and then principle of the invoice. During the three months period ended March 31, 2022, pursuant to the Services Agreement, the Company charged Premium Nickel $473,797 (March 31, 2021 - $161,639) for services and charged $8,650 in administrative fees, received $320,367 (March 31, 2021 – $162,587) and recorded $1,622,575 in due from Premium Nickel (March 31, 2021 - $75,725) including the promissory note receivable of $1,270,000. Subsequent to March 31, 2022, the Company received the $1,622,575 in full from Premium Nickel.

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the three months ended March 31, 2022

(Expressed in Canadian dollars)